Share capital (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Number of ordinary shares
Number of shares outstanding at beginning of period	15,291,767
Par value per share	$ 0.0025	$ 0.0025
ATM (in shares)	846,911
Warrants exercised (in shares)	46,440
EMIs exercised (in shares)	30,102
RSUs granted (in shares)	365,635
Number of shares outstanding at end of period	16,580,855
Share capital
Share capital at beginning of period	$ 38,000
Share capital at end of period	41,000
Share Capital
Share capital
Share capital at beginning of period	38,229
ATM	2,117
Warrants exercised	116
EMIs exercised	76
RSUs granted	914
Share capital at end of period	$ 41,452